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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                 -------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                     -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Bristlecone Value Partners, LLC
            -------------------------------------------------
 Address:   10880 Wilshire Boulevard,
            -------------------------------------------------
            Suite 880
            -------------------------------------------------
            Los Angeles, CA  90024
            -------------------------------------------------

 Form 13F File Number:  28 -  11148
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Jean-Luc Nouzille
              -----------------------------------------------
 Title:       Managing Partner
              -----------------------------------------------
 Phone:       310-806-4141
              -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Jean-Luc Nouzille         Los Angeles, CA              November 14, 2006
 -----------------------    -----------------------      -----------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):

 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
 Number of Other Included Managers:            0
                                               ---------------------

 Form 13F Information Table Entry Total:       38
                                               ---------------------

 Form 13F Information Table Value Total:       $502,959
                                               ---------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ALLSTATE CORP                 COM      020002101 $   14,138     225,375  SHRS         SOLE                 223,820         1,555
AMERICAN INTL GROUP INC       COM      026874107 $   12,656     190,999  SHRS         SOLE                 189,574         1,425
AMGEN INC                     COM      031162100 $      302       4,228  SHRS         SOLE                   4,228           -
ANHEUSER BUSCH COS INC        COM      035229103 $   10,709     225,385  SHRS         SOLE                 223,765         1,620
APOLLO GROUP INC              CL A     037604105 $   13,341     270,957  SHRS         SOLE                 269,037         1,920
BANK OF AMERICA CORPORATION   COM      060505104 $   13,391     249,969  SHRS         SOLE                 248,318         1,651
BRISTOL MYERS SQUIBB CO       COM      110122108 $   12,314     494,136  SHRS         SOLE                 490,576         3,560
CITIGROUP INC                 COM      172967101 $   12,110     243,814  SHRS         SOLE                 242,107         1,707
ELECTRONIC DATA SYS NEW       COM      285661104 $    8,138     331,866  SHRS         SOLE                 329,531         2,335
EMERSON ELEC CO               COM      291011104 $   13,403     159,826  SHRS         SOLE                 158,791         1,035
FIRST DATA CORP               COM      319963104 $    5,579     132,863  SHRS         SOLE                 131,908           955
GENERAL DYNAMICS CORP         COM      369550108 $   20,412     284,818  SHRS         SOLE                 282,928         1,890
HOME DEPOT INC                COM      437076102 $   14,374     396,309  SHRS         SOLE                 393,489         2,820
INTEL CORP                    COM      458140100 $   24,131   1,173,158  SHRS         SOLE               1,165,183         7,975
KEYCORP NEW                   COM      493267108 $   16,896     451,288  SHRS         SOLE                 448,373         2,915
KROGER CO                     COM      501044101 $   12,838     554,791  SHRS         SOLE                 550,811         3,980
MCDONALDS CORP                COM      580135101 $   14,946     382,065  SHRS         SOLE                 379,545         2,520
MERCK & CO INC                COM      589331107 $   15,404     367,652  SHRS         SOLE                 365,057         2,595


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC        COM      590188108 $   12,282     157,000  SHRS         SOLE                 155,970         1,030
NEWELL RUBBERMAID INC         COM      651229106 $    9,511     335,851  SHRS         SOLE                 333,391         2,460
PFIZER INC                    COM      717081103 $   12,666     446,647  SHRS         SOLE                 443,457         3,190
SPRINT NEXTEL CORP            COM FON  852061100 $   21,691   1,264,743  SHRS         SOLE               1,255,778         8,965
TYCO INTL LTD NEW             COM      902124106 $   18,646     666,206  SHRS         SOLE                 661,491         4,715
WACHOVIA CORP 2ND NEW         COM      929903102 $   13,625     244,179  SHRS         SOLE                 242,559         1,620
WAL MART STORES INC           COM      931142103 $   17,553     355,907  SHRS         SOLE                 353,357         2,550
WASHINGTON MUT INC            COM      939322103 $   17,455     401,545  SHRS         SOLE                 398,713         2,832
AT&T INC                      COM      00206R102 $   18,650     572,773  SHRS         SOLE                 568,698         4,075
DELL INC                      COM      24702R101 $   22,321     977,270  SHRS         SOLE                 970,270         7,000
DIRECTV GROUP INC             COM      25459L106 $   22,663   1,151,592  SHRS         SOLE               1,143,307         8,285
EXPEDIA INC DEL               COM      30212P105 $    4,423     282,067  SHRS         SOLE                 280,067         2,000
EXXON MOBIL CORP              COM      30231G102 $   11,673     173,951  SHRS         SOLE                 172,691         1,260
IAC INTERACTIVECORP           COM NEW  44919P300 $    8,064     280,428  SHRS         SOLE                 278,473         1,955
JP MORGAN CHASE & CO          COM      46625H100 $   16,586     353,201  SHRS         SOLE                 351,081         2,120
                              INT COM
LIBERTY MEDIA HLDG CORP       SER A    53071M104 $    6,918     339,435  SHRS         SOLE                 337,042         2,393
                              CAP COM
LIBERTY MEDIA HLDG CORP       SER A    53071M302 $    5,678      67,944  SHRS         SOLE                  67,464           480


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MOLSON COORS BREWING CO       CL B     60871R209 $    7,803     113,246  SHRS         SOLE                 112,436           810
TENET HEALTHCARE CORP         COM      88033G100 $    9,862   1,211,611  SHRS         SOLE               1,202,661         8,950
WASTE MGMT INC DEL            COM      94106L109 $    9,807     267,367  SHRS         SOLE                 265,472         1,895